Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases
Schedule of reconciliation of changes in right-of-use assets

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2019	27,953	34	27,987
Additions	6,364	42	6,406
Disposals	—	—	—
As of June 30, 2020	34,317	76	34,393

Accumulated Depreciation and Impairment
As of July 1, 2019	10,250	26	10,276
Depreciation Charge of the year	5,104	12	5,116
Disposals	—	—	—
As of June 30, 2020	15,354	38	15,392

Carrying Amount
As of July 1, 2019	17,703	8	17,711
As of June 30, 2020	18,963	38	19,001

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2020	34,317	76	34,393
Additions	229	3	231
As of June 30, 2021	34,546	78	34,624

Accumulated Depreciation and Impairment
As of July 1, 2020	15,354	38	15,392
Depreciation Charge of the year	5,210	14	5,224
As of June 30, 2021	20,564	52	20,616

Carrying Amount
As of July 1, 2020	18,963	38	19,001
As of June 30, 2021	13,982	27	14,009